Leases and Restricted Cash - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended							12 Months Ended		12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Property Subject to Operating Lease [Member]	Feb. 29, 2012 Teekay LNG-Marubeni Joint Venture [Member] Vessel	Dec. 31, 2013 Teekay Nakilat Corporation [Member]	Dec. 31, 2013 Teekay Tangguh Borrower LLC [Member]	Dec. 31, 2013 Teekay Tangguh Joint Venture [Member] Vessel	Dec. 31, 2012 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2013 Teekay BLT Corporation [Member] Teekay Tangguh Borrower LLC [Member]	Dec. 31, 2012 Security for debt in equity method investment [Member] Teekay LNG-Marubeni Joint Venture [Member] Vessel	Dec. 31, 2013 Security for debt in equity method investment [Member] Teekay LNG-Marubeni Joint Venture [Member]	Dec. 31, 2013 RasGas II LNG Carriers [Member] Vessel	Dec. 31, 2012 RasGas II LNG Carriers [Member]	Dec. 31, 2013 Awilco LNG Carrier [Member] m3 Vessel	Dec. 31, 2013 Awilco LNG Carrier [Member] Teekay Tangguh Joint Venture [Member]	Dec. 31, 2013 Awilco LNG Carrier [Member] Maximum [Member]	Dec. 31, 2013 Awilco LNG Carrier [Member] Minimum [Member]	Dec. 31, 2013 Suezmax Tankers [Member] Vessel	Dec. 31, 2012 Suezmax Tankers [Member] Vessel	Dec. 31, 2013 Suezmax Tankers [Member] Including Tenerife Spirit [Member] Vessel	Dec. 31, 2013 Suezmax Tankers [Member] Algeciras Spirit [Member]	Dec. 31, 2013 Assets Held-for-sale [Member] Vessel
Capital Leases and Operating and Direct Finance Leases [Line Items]
Ownership interest held by partnership						70.00%	99.00%	69.00%	69.00%	70.00%
Percentage of partnership's in joint ventures partner's share													30.00%
Capital lease arrangement period, lessee													30-year						Under these capital leases, the owner has the option to require the Partnership to purchase the five vessels. The charterer, who is also the owner, also has the option to cancel the charter contracts.
Tax indemnification		$ 600,000						$ 8,900,000	$ 9,400,000				$ 15,000,000	$ 15,500,000
Tax indemnification end period								The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred, and ends in 2033.					The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred, and ends in 2041.
Weighted-average interest rate on lease													5.20%						7.40%
Approximate capital leases future minimum payments due													953,100,000						140,100,000			30,500,000
Interest expenses included in capital lease payment obligation													480,300,000						14,600,000			200,000
Lease payments to cover interest expense													5 years
Number of capital leased assets													3						4		5
Number of vessels					6			2			6				2				3	3			2
Restricted cash on deposit	497,298,000	494,429,000											475,600,000	475,500,000
Weighted-average interest rates earned on deposits													0.30%	0.40%
Restricted cash on deposits relating to certain term loans and dry-docking expenditures and emergency repairs	21,700,000	53,100,000									30,000,000	0
Percentage of ownership interest held by Teekay Tangguh Borrower LLC in Teekay BLT Corporation										70.00%
Operating lease arrangement period, lessor								20 years
Operating lease arrangement period, lessee								20 years
Capital lease arrangement period, lessor																20-year	five-year fixed rate	four-year fixed rate
Purchase price of each vessel	470,213,000	39,894,000	64,685,000												205,000,000
Volume of vessels															155,900
Upfront fee															1,000,000
Upfront prepayment of charter for hire															51,000,000
Extension option period															1 year
Minimum scheduled future revenues, capital lease, 2014								39,100,000							32,800,000
Minimum scheduled future revenues, capital lease, 2015								39,100,000							35,800,000
Minimum scheduled future revenues, capital lease, 2016								39,100,000							36,000,000
Minimum scheduled future revenues, capital lease, 2017								39,100,000							165,000,000
Minimum scheduled future revenues, capital lease, 2018								39,100,000							134,600,000
Minimum scheduled future revenues, operating lease, 2014				324,300,000
Minimum scheduled future revenues, operating lease, 2015				316,300,000
Minimum scheduled future revenues, operating lease, 2016				334,800,000
Minimum scheduled future revenues, operating lease, 2017				352,500,000
Minimum scheduled future revenues, operating lease, 2018				$ 312,400,000